ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 11, 2013

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012 AND JANUARY 11, 2013

ARTISAN GLOBAL EQUITY FUND

Effective immediately, Charles-Henri Hamker and Andrew J. Euretig have each been named Portfolio Manager of Artisan Global Equity Fund. Messrs. Hamker and Euretig co-manage the Fund with Mark L. Yockey.

The following information replaces the information under the subheading “Portfolio Managers” on page 4 of Artisan Funds’ Investor Shares prospectus in its entirety:

Mark L. Yockey	Managing Director and Portfolio Manager, Artisan Partners	Since 2010 (inception)
Charles-Henri Hamker	Managing Director and Portfolio Manager, Artisan Partners	Since January 2013
Andrew J. Euretig	Portfolio Manager, Artisan Partners	Since January 2013

The following paragraph replaces the text under the heading “Portfolio Managers – Artisan Global Equity Fund” on page 47 of Artisan Funds’ Investor Shares prospectus in its entirety:

ARTISAN GLOBAL EQUITY FUND

Artisan Global Equity Fund is managed by Mark L. Yockey, CFA, Charles-Henri Hamker and Andrew J. Euretig. As portfolio managers of the Fund, Messrs. Yockey, Hamker and Euretig are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

The following information replaces the information regarding Messrs. Hamker and Euretig under the heading “Portfolio Managers” on page 48 of Artisan Funds’ Investor Shares prospectus in its entirety:

Charles-Henri Hamker – Mr. Hamker is a Managing Director of Artisan Partners. Mr. Hamker joined Artisan Partners in August 2000 as an analyst working with Mr. Yockey on Artisan International Fund. He has been Portfolio Manager of Artisan Global Equity Fund since January 2013 and Portfolio Manager of Artisan International Small Cap Fund and Associate Portfolio Manager of Artisan International Fund since February 2012. Mr. Hamker holds a B.A. with a specialization in Finance and Economics from The European Business School in Paris.

Andrew J. Euretig – Mr. Euretig joined Artisan Partners in June 2005 as an analyst working with Mr. Yockey on Artisan International Fund and Artisan International Small Cap Fund. He has been Portfolio Manager of Artisan Global Equity Fund since January 2013 and Associate Portfolio Manager of Artisan International Fund since February 2012. Mr. Euretig holds both a B.S. in Business Administration and an M.B.A. from the Haas School of Business at the University of California, Berkeley.

All references to Artisan Partners UK LLP and Barry P. Dargan in Artisan Funds’ Investor Shares prospectus are removed.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 11, 2013

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Institutional Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012 AND JANUARY 11, 2013

Effective immediately, the following paragraph replaces the text under the heading “Portfolio Managers – Artisan International Fund” on page 42 of Artisan Funds’ Institutional Shares prospectus in its entirety:

ARTISAN INTERNATIONAL FUND

Artisan International Fund is managed by Mark L. Yockey, CFA. Charles-Henri Hamker and Andrew J. Euretig serve as Associate Portfolio Managers. As portfolio managers of the Fund, Messrs. Yockey, Hamker and Euretig are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

Mr. Yockey is a Managing Director of Artisan Partners. He joined Artisan Partners in December 1995 and has been Portfolio Manager of Artisan International Fund since its inception in December 1995. Mr. Yockey also has been Portfolio Manager of Artisan International Small Cap Fund since its inception in December 2001 and Artisan Global Equity Fund since its inception in March 2010. Mr. Yockey holds B.A. and M.B.A. degrees from Michigan State University.

Mr. Hamker is a Managing Director of Artisan Partners. Mr. Hamker joined Artisan Partners in August 2000 as an analyst working with Mr. Yockey on Artisan International Fund. He has been Portfolio Manager of Artisan Global Equity Fund since January 2013 and Associate Portfolio Manager of Artisan International Fund and Portfolio Manager of Artisan International Small Cap Fund since February 2012. Mr. Hamker holds a B.A. with a specialization in Finance and Economics from The European Business School in Paris.

Mr. Euretig joined Artisan Partners in June 2005 as an analyst working with Mr. Yockey on Artisan International Fund and Artisan International Small Cap Fund. He has been Portfolio Manager of Artisan Global Equity Fund since January 2013 and Associate Portfolio Manager of Artisan International Fund since February 2012. Mr. Euretig holds both a B.S. in Business Administration and an M.B.A. from the Haas School of Business at the University of California, Berkeley.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 11, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ARTISAN PARTNERS FUNDS, INC. (Investor Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012 AND JANUARY 11, 2013

INVESTOR SHARES SAI

Effective immediately, Charles-Henri Hamker and Andrew J. Euretig have each been named Portfolio Manager of Artisan Global Equity Fund. Messrs. Hamker and Euretig co-manage the Fund with Mark L. Yockey.

The following replaces the first paragraph under the heading “Portfolio Managers” on pages 32-33 of Artisan Funds’ Investor Shares SAI in its entirety:

Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. Daniel J. O’Keefe is lead portfolio manager and N. David Samra is portfolio manager for Artisan Global Value Fund. Mr. Samra is lead portfolio manager and Mr. O’Keefe is portfolio manager for Artisan International Value Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Messrs. Yockey and Hamker are portfolio managers for Artisan International Small Cap Fund. Andrew C. Stephens and James D. Hamel are portfolio managers, and Matthew H. Kamm and Jason L. White are associate portfolio managers, for Artisan Global Opportunities Fund. Messrs. Stephens, Hamel and Kamm are portfolio managers, and Mr. White is associate portfolio manager, for Artisan Mid Cap Fund. Craigh A. Cepukenas and Messrs. Stephens and Hamel are portfolio managers, and Messrs. Kamm and White are associate portfolio managers, for Artisan Small Cap Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. are portfolio managers, and Daniel L. Kane is associate portfolio manager, for Artisan Mid Cap Value Fund, Artisan Small Cap Value Fund, and Artisan Value Fund.

The following replaces the information regarding Andrew J. Euretig and Charles-Henri Hamker in the table under the heading “Portfolio Managers” on pages 33-34 of Artisan Funds’ Investor Shares SAI that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts. This information is stated as of December 31, 2012:

Number of Other Accounts Managed and Assets by Account Type as of December 31, 2012[1]
Portfolio Manager(s)	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Andrew J. Euretig	Accounts: 5 Assets: $1,043,318,606	Accounts: 4 Assets: $550,499,477	Accounts: 20 Assets: $6,847,973,090
Charles-Henri Hamker	Accounts: 5 Assets: $1,043,318,606	Accounts: 5 Assets: $621,741,564	Accounts: 23 Assets: $7,249,609,841

1 This information is presented as if Messrs. Euretig and Hamker had been appointed portfolio managers of Artisan Global Equity Fund as of December 31, 2012, rather than on January 11, 2013, the effective date of such appointment.

The following replaces the information regarding Messrs. Euretig and Hamker in the table under the heading “Portfolio Managers” on page 35 of Artisan Funds’ Investor Shares SAI that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers. This information is stated as of December 31, 2012:

Portfolio Manager	Fund	Ownership
Andrew J. Euretig	Global Equity Fund International Fund	none [1] $100,001 - $500,000
Charles-Henri Hamker	Global Equity Fund International Fund International Small Cap Fund	none[1] $10,001 - $50,000 $100,001 - $500,000

1 This information is presented as if Messrs. Euretig and Hamker had been appointed portfolio managers of Artisan Global Equity Fund as of December 31, 2012, rather than on January 11, 2013, the effective date of such appointment.

All references to Artisan Partners UK LLP and Barry P. Dargan in Artisan Funds’ Investor Shares SAI are removed.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 11, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ARTISAN PARTNERS FUNDS, INC. (Institutional Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012 AND JANUARY 11, 2013

INSTITUTIONAL SHARES SAI

Effective immediately, the following replaces the information regarding Charles-Henri Hamker and Andrew J. Euretig in the table under the heading “Portfolio Managers” on pages 34-35 of Artisan Funds’ Institutional Shares SAI that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts. This information is stated as of December 31, 2012:

Number of Other Accounts Managed and Assets by Account Type as of December 31, 2012[1]
Portfolio Manager(s)	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Andrew J. Euretig	Accounts: 6 Assets: $1,067,275,168	Accounts: 4 Assets: $550,499,477	Accounts: 20 Assets: $6,847,973,090
Charles-Henri Hamker	Accounts: 7 Assets: $1,830,323,728	Accounts: 5 Assets: $621,741,564	Accounts: 23 Assets: $7,249,609,841

1 This information is presented as if Mr. Euretig and Mr. Hamker had been appointed portfolio managers of Artisan Global Equity Fund as of December 31, 2012, rather than on January 11, 2013, the effective date of such appointment.

Please Retain This Supplement for Future Reference